Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Monetta Trust
Entity Central Index Key	0000894240
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Monetta Fund
Shareholder Report [Line Items]
Fund Name	Monetta Fund
Class Name	Monetta Fund
Trading Symbol	MONTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Monetta Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://monetta.com/resources/. You can also request this information by contacting us at 1-800-MONETTA.
Additional Information Phone Number	1-800-MONETTA
Additional Information Website	https://monetta.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Monetta Fund	$68	1.30%
[1]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
The market, as measured by the S&P 500 index, was up 10.21% over the first half of 2026. Driving the market higher were primarily semiconductor stocks and a general broadening of equities trending upward. Conflict with Iran, along with a related spike in oil prices and increased inflation concerns, briefly jolted the market in March. However, investors quickly looked past those events as they refocused on strong 1st quarter earnings growth and upward management guidance.
The Monetta Fund posted a solid return of 11.76% for the first half of 2026, driven primarily by its AI-related holdings. The Fund’s top contributors included Advanced Micro Devices, Micron Technology and Intel Corporation – up 171.25%, 304.43% and 278.40%, respectively, for the six-month period ending June 30, 2026. Detracting from performance were Palantir Technologies and Microsoft Corporation, which declined 34.36% and 22.87%, respectively, during the period. Both Palantir and Microsoft were trimmed during this period. New non-tech holdings added included Target Corporation, Starbucks Corporation and Southwest Airlines.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Monetta Fund	20.56	12.33	15.62
S&P 500 TR	22.32	13.41	15.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://monetta.com/performance/ for more recent performance information.
Net Assets	$ 109,154,684
Holdings Count | $ / shares	58
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$109,154,684
Number of Holdings	58
Portfolio Turnover	49%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
Alphabet, Inc.	7.4%
Amazon.com, Inc.	6.9%
NVIDIA Corp.	4.6%
Advanced Micro Devices, Inc.	4.5%
First American Government Obligations Fund	4.1%
JPMorgan Chase & Co.	3.6%
Apple, Inc.	3.4%
Micron Technology, Inc.	2.6%
Meta Platforms, Inc.	2.1%
Robinhood Markets, Inc.	2.0%

Industry	(%)
Technology	55.3%
Retail	11.7%
Financial	8.6%
Consumer Cyclical	7.0%
Healthcare	5.2%
Capital Equipment	3.5%
Basic Material	2.2%
Transportation	1.3%
Energy	1.2%
Cash & Other	4.0%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://monetta.com/resources/
Monetta Young Investor Fund
Shareholder Report [Line Items]
Fund Name	Monetta Young Investor Fund
Class Name	Monetta Young Investor Fund
Trading Symbol	MYIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Monetta Young Investor Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://monetta.com/resources/. You can also request this information by contacting us at 1-800-MONETTA.
Additional Information Phone Number	1-800-MONETTA
Additional Information Website	https://monetta.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Monetta Young Investor Fund	$73	1.41%
[2]
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
The market, as measured by the S&P 500 index, was up 10.21% over the first half of 2026. Driving the market higher were primarily semiconductor stocks and a general broadening of equities trending upward. Conflict with Iran, along with a related spike in oil prices and increased inflation concerns, briefly jolted the market in March. However, investors quickly looked past those events as they refocused on strong 1st quarter earnings growth and upward management guidance.
The Monetta Young Investor Fund posted a gain of 7.75% for the first half of 2026, lagging the 10.21% return of its benchmark index, the S&P 500. This performance variance was primarily driven by the Fund’s underweight position in AI-related stocks. Top contributors included Micron Technology, Alphabet and Datadog, which represented 3.12%, 8.77% and 1.76% respectively, of the Fund’s June 30, 2026 net asset value. Detractors from performance included Astera Labs and Qualcomm, both of which were sold during the period. New purchases during the quarter included Centene Corporation, Robinhood Markets and Starbucks Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Monetta Young Investor Fund	17.65	11.40	14.63
S&P 500 TR	22.32	13.41	15.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://monetta.com/performance/ for more recent performance information.
Net Assets	$ 44,331,985
Holdings Count | $ / shares	26
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$44,331,985
Number of Holdings	26
Portfolio Turnover	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
State Street SPDR S&P 500 ETF Trust	30.3%
Vanguard S&P 500	20.9%
Alphabet, Inc.	8.8%
Amazon.com, Inc.	8.1%
Apple, Inc.	3.3%
Micron Technology, Inc.	3.1%
NVIDIA Corp.	2.3%
JPMorgan Chase & Co.	2.2%
First American Government Obligations Fund	1.9%
Tesla, Inc.	1.9%

Industry	(%)
Technology	26.3%
Retail	9.7%
Consumer Cyclical	4.2%
Financial	3.5%
Basic Material	2.3%
Healthcare	1.2%
Cash & Other	52.8%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://monetta.com/resources/

[1]
*	Annualized

[2]
*	Annualized